Cover	Apr. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Entity File Number	001-36763
Entity Registrant Name	H-CYTE, INC.
Entity Central Index Key	0001591165
Entity Tax Identification Number	46-3312262
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 E Kennedy Blvd
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(844)
Local Phone Number	633-6839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false